Subsequent Events (Details) - Forecast [Member] - USD ($)	May 01, 2024	Apr. 24, 2024
Subsequent Events [Line Items]
Ordinary shares		1,125,000
Shares priced per share		$ 4
Mr. Fu Xiaowei [Member]
Subsequent Events [Line Items]
Consideration amount	$ 95
Andrew Dvash [Member]
Subsequent Events [Line Items]
Percentage of subsidiary owned	5.00%